23. Stock-based Compensation (Details - Options by Exercise Price) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Shares Exercisable | shares	76,900
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$118-$172 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 118
Upper exercise price per share (in dollars per share)	$ 172
Shares Exercisable | shares	750
Weighted average remaining contractual life	7 years 1 month 16 days
Weighted average exercise price	$ 172
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$40 - $117 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 40
Upper exercise price per share (in dollars per share)	$ 117
Shares Exercisable | shares	28,200
Weighted average remaining contractual life	8 years 4 months 20 days
Weighted average exercise price	$ 64
Aggregate Intrinsic Value (in Dollars) | $	$ 0
$2 - $39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Lower exercise price per share (in dollars per share)	$ 2
Upper exercise price per share (in dollars per share)	$ 39
Shares Exercisable | shares	47,950
Weighted average remaining contractual life	9 years 6 months 29 days
Weighted average exercise price	$ 6
Aggregate Intrinsic Value (in Dollars) | $	$ 0